Share-based payment liability - Narrative (Details) - ZAR (R) R in Thousands		1 Months Ended	12 Months Ended
	May 31, 2014	Jun. 30, 2014	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Mar. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense recognized during the year			R 0	R 1,352	R 1,064
Non-controlling interest			1,751,677	R 1,541,856	R 1,442,931		R 1,919,808
MiX Brazil
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proportion of ownership interests held by non-controlling interests	0.0025%	5.00%		5.00%
Equity interests held				100.00%
MiX Brazil
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity interests acquired						5.00%
Consideration transferred in acquisition of equity interests						R 1,400
Transfer to other reserves within equity
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-controlling interest			R 1,500	R 1,500